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                                             State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111


                                       April 7, 2000

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

RE:  The Munder Funds, Inc. (the "Company")
     File Nos. 33-54748,811-7346
     CIK 894192, Post-Effective Amendment No. 44
     -------------------------------------------

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class A, B, II, K and Y Shares Prospectuses for the Munder International NetNet Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 44 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on April 3, 2000 (Accession # 0000950131-00-002367).

     Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                       Very truly yours,

                                       /s/ Francine S. Hayes
                                       ------------------------------
                                       Francine S. Hayes
                                       Associate Counsel

cc:  T. Gardner
     L. Wilson
     P. Turley
     S. Zoltowski